Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Non-interest bearing long-term loan payable	$ 5,223	$ 4,769
Long-term liabilities	$ 791	$ 832